GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of goodwill [text block] [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	Air Transport	Coalition and loyalty program Multiplus	Total
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	2,176,634	533,748	2,710,382
Increase (decrease) due to exchange rate differences	(29,942)	(7,890)	(37,832)
Others	-	-	-
Closing balance as of December 31, 2017	2,146,692	525,858	2,672,550
Opening balance as of January 1, 2018	2,146,692	525,858	2,672,550
Increase (decrease) due to exchange rate differences	(300,203)	(76,922)	(377,125)
Adjustment IAS 29, hyperinflation Argentina	335	-	335
Others	(1,688)	-	(1,688)
Closing balance as of December 31, 2018	1,845,136	448,936	2,294,072
Opening balance as of January 1, 2019	1,845,136	448,936	2,294,072
Increase (decrease) due to exchange rate differences	(67,133)	(17,363)	(84,496)
Transfer from Multiplus S.A. (see nota 1)	431,573	(431,573)	-
Closing balance as of December 31, 2019	2,209,576	-	2,209,576

Schedule of recoverable values categories by CGU
Air transportation
CGU
Annual growth rate (Terminal)%		1.0 - 2.0
Exchange rate (1)	R$/US$	4.0 - 4.9
Discount rate based on the weighted average cost of capital (WACC)%		7.50 - 8.50
Fuel Price from futures price curves commodities markets	US$/barrel	79 - 80

(1) In line with the expectations of the Central Bank of Brazil

Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill With Sensitivity Analysis Explanatory
Decrease
	Increase	Minimum
	Maximum	terminal
	WACC	growth rate
	%	%

Air transportation CGU	8.5	1.0